Income Tax	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax

Note 14—Income Tax

For 2014, the Company’s annual effective tax rate is an expense of approximately 64.47%, inclusive of the “Change in Tax Status” charge (see “Note 3—Summary of Significant Accounting Policies”) and the gain on acquisition of Eclipse Operating (see “Note 4—Acquisitions”). The Company incurred a tax loss in the current year (due principally to the ability to expense certain intangible drilling and development costs under current law) and thus, no current federal income taxes will be due. This tax loss results in a net operating loss carryforward at year-end; however, no valuation allowance has been recorded as management believes that there is sufficient future taxable income to fully utilize all tax attributes. This future taxable income arises from reversing temporary differences due to the excess of the book carrying value of oil and gas properties over their corresponding tax bases. Management is not relying on other sources of taxable income in concluding that no valuation allowance is needed.

Year Ended December 31, 2014(1)
(in thousands)
Current
Federal	$—
State	132

Total current	132

Deferred
Federal	71,838
State	(171)

Total deferred	71,667

Total income tax expense	$71,799

(1)	For the 2013 and 2012 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.

The Company’s income tax expense differs from the amount derived by applying the statutory federal rate to pretax loss principally due the effect of the following items (in thousands):

Year Ended December 31, 2014(1)
Loss before income taxes	$(111,377)
Statutory rate	35%

Income tax benefit computed at statutory rate	(38,982)

Reconciling items:
Non-deductible pre-IPO loss	13,264
State income taxes	(39)
Other, net	71
Change in tax status	97,609
Gain on acquisition of Eclipse Operating	(124)

Income tax expense	$71,799

(1)	For the 2013 and 2012 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.

Deferred income taxes primarily represent the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of our deferred taxes are detailed in the table below (in thousands):

Year Ended December 31, 2014(1)
Current deferred tax asset:
State effect of current deferreds	$104
Other, net	2,140

Net current deferred tax asset	$2,244

Non-current deferred tax asset:
Federal tax loss carryforwards	$127,497
State effect of non-current deferreds	21
Other, net	668

Net non-current deferred tax asset	$128,186

Current deferred tax liability:
Derivative instruments and other	$6,966
Other, net	524

Net current deferred tax liability	$7,490

Non-current deferred tax liability:
Oil and gas properties and equipment	$194,900
Other, net	—

Net non-current deferred tax liability	$194,900

Reflected in the accompanying balance sheet as:
Net deferred tax liability—current	$5,246
Net deferred tax liability—noncurrent	$66,714

(1)	For the 2013 and 2012 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.

The Company has a U.S. federal tax loss carryforward (“NOL”) of approximately $364 million as of December 31, 2014. This NOL was generated in tax year 2014 and will generally be available for use through tax year 2034. The Company expects to file initial corporate tax returns for federal and various state jurisdictions for the tax year ended December 31, 2014 prior to the extended due dates. Upon filing, the tax year ended December 31, 2014 will remain open to examination under the applicable statute of limitations in the U.S. and other jurisdictions in which the Company and its subsidiaries file income tax returns. However, the statute of limitations for examination of NOLs and other similar attribute carryforwards does not commence until the year the attribute is utilized. In some instances, state statutes of limitations are longer than those under U.S. federal tax law. Tax returns for predecessor entities prior to 2011 are generally not subject to examination.

As of December 31, 2014, the Company has not recorded a reserve for any uncertain tax positions. No federal income tax payments are expected in the upcoming four quarterly reporting periods.

On September 13, 2013, the US Treasury and IRS issued final Tangible Property Regulations (“TPR”) under IRC Section 162 and IRC Section 263(a) for tax years beginning on or after January 1, 2014. The Company analyzed the TPR and concluded there is minimal impact for the tax year ended December 31,2014. The Company will continue to monitor the impact of any future changes to the TPR on the Company prospectively.